Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2015	2014
Receivables (1)	$562,616	$556,950
Unbilled receivables	386,035	379,252
Less – allowance for doubtful accounts	(6,738)	(7,445)
	$941,913	$928,757

(1) Includes receivables due from affiliated companies	$76,598	$80,290